UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net (Loss) Income	$ (30,774)	$ 33,240
Adjustments to Reconcile Net (Loss) Income to
Inventory write-down	10,800
Depreciation of Property and Equipment	1,804	2,438
Amortization of Intangible Assets	3,041	3,872
Amortization of Deferred Financing Costs (Included in Interest)	125	125
Bad Debt Expense	330	170
Gain on Disposal of Fixed Assets	(3)
Changes in Assets and Liabilities, Net of Acquisitions
Trade Receivables	22,213	(5,539)
Related Party Receivable	245	476
Inventory	80,814	(108,113)
Income Taxes Payable\Receivable	(11,960)	(1,905)
Operating Lease Right-Of-Use Assets	867	3,190
Operating Lease Obligations	(969)	(3,391)
Other Assets	5,606	(3,773)
Accounts Payable	(73,313)	(10,095)
Accrued Expenses	(512)	5,662
Net Cash Provided by (Used in) Operating Activities:	8,314	(83,643)
Cash Flows from Investing Activities:
Cash Received for Business Acquisitions, Net of Cash Acquired	1
Net Cash Provided by Investing Activities	1
Cash Flows from Financing Activities:
Payments on Financing Leases		(773)
Payments on Seller Notes		(3,750)
Payments on Revolving Credit Facility	(873,137)	(1,078,603)
Borrowings on Revolving Credit Facility	864,387	1,158,328
Proceeds from Financing advancements		3,377
Capital Contribution		2,518
Net Cash (Used in) Provided by Financing Activities	(8,750)	81,097
Net Decrease in Cash and Cash Equivalents	(435)	(2,546)
Cash, Beginning of the Period	1,469	4,028
Cash, End of the Period	1,034	1,482
Supplemental disclosure for Cash Flow Information
Cash Paid for Interest	10,128	1,848
Cash Paid for Income Taxes	586	$ 2,692
Supplemental Disclosure for Non-Cash Investing Activities
Fixed Asset Financed with Debt	8,252
Capital Contribution	$ 6,592